CONSOLIDATED CASH FLOW STATEMENT - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Change in financial assets held at amortised cost	£ (2,516)	£ (7,634)	£ (12,423)
Change in financial assets at fair value through profit or loss	(15,565)	(8,147)	(9,973)
Change in derivative financial instruments	6,132	(2,894)	(1,846)
Change in other operating assets	1,447	25	13,193
Change in operating assets	£ (10,502)	£ (18,650)	£ (11,049)